IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 4,853	$ 2,463
Personal, home equity, and credit card lines [member]
Disclosure of commitments [line items]
Capital commitment	167,300	141,500
Securities lending [member]
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 4,900	$ 2,500